INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred income tax assets, net	$ 150,455	$ 122,388
Other
Statement [Line Items]
Deferred income tax assets, net	1,519	1,432
Property and Equipment
Statement [Line Items]
Deferred income tax assets, net	1,057	986
Mineral Properties [Member]
Statement [Line Items]
Deferred income tax assets, net	1,997	2,404
Non-capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	51,574	50,144
Investment in PC Gold
Statement [Line Items]
Deferred income tax assets, net	14,428	14,430
Investment Tax Credits
Statement [Line Items]
Deferred income tax assets, net	5,209	5,209
Undeducted Financing Costs
Statement [Line Items]
Deferred income tax assets, net	217	1,398
Investment in Treasury Metals
Statement [Line Items]
Deferred income tax assets, net	30,408	20,497
Investment in Big Ridge
Statement [Line Items]
Deferred income tax assets, net	2,241	694
Capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	31,820	16,267
Silver Stream Derivative Liability
Statement [Line Items]
Deferred income tax assets, net	$ 9,985	$ 8,927